Other expenses	12 Months Ended
Mar. 31, 2023
Disclosure Of Detailed Information About Other Expenses [Abstract]
Other expenses
37.
Other expenses

	For the year ended March 31,
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Legal and professional fees	853	1,740	2,066	25
Corporate social responsibility	82	106	147	2
Travelling and conveyance	148	233	595	7
Lease rent relating to short term leases	22	10	46	1
Director's commission	15	35	67	1
Printing and stationery	3	3	7	0
Rates and taxes	235	385	465	6
Insurance	527	1,027	1,226	15
Operation and maintenance	3,935	4,929	5,528	67
Repair and maintenance	104	110	177	2
Loss on sale / damage of property plant and equipment	205	1	7	0
Bidding expenses	12	40	35	0
Advertising and sales promotion	30	48	118	1
Impairment of capital work in progress (refer Note 5)	39	129	190	2
Security charges	241	274	441	5
Communication costs	36	68	167	2
Impairment of carbon credit	—	—	630	8
Impairment loss on assets of disposal group held for sale (refer Note 40)	408	—	—	—
Impairment of inventory	—	75	32	0
Impairment allowances for financial assets	416	411	522	6
Liquidated damages	—	—	800	10
Miscellaneous expenses	271	301	370	4
Total	7,582	9,925	13,636	166